Strategic Inventory - Additional information (Detail) $ in Thousands, $ in Millions	May 28, 2024 CAD ($) lb	May 28, 2024 USD ($) lb	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of unsecured convertible debenture payable in equity	3.00%	3.00%
Percentage of unsecured convertible debenture payable in cash	6.00%	6.00%
Non-current inventories			$ 341,150	$ 341,150
Percentage Of Unsecured Convertible Debenture	9.00%	9.00%
Aggregate Principal Amount Of Material Issuance		$ 250
Mining assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of uranium | lb	2,702,411	2,702,411
Purchase of mining assets	$ 341,150	$ 250